Note 19 - Equity Incentive Plans - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exercised (in shares)	(21,517)	(19,981)	(21,764)
Outstanding at end of year (in shares)	203,632
Outstanding at end of year, Weighted Average Exercise Price (in dollars per share)	$ 50.94
Stock Options and Stock Appreciation Rights [Member]
Outstanding at beginning of year (in shares)	284,591	273,039	277,820
Outstanding at beginning of year, Weighted Average Exercise Price (in dollars per share)	$ 43.71	$ 41.19	$ 40.11
Granted (in shares)	121,830	43,833	17,833
Granted, Weighted Average Exercise Price (in dollars per share)	$ 61.48	$ 55.72	$ 51.16
Exercised (in shares)	(48,867)	(24,881)	(22,614)
Exercised, Weighted Average Exercise Price (in dollars per share)	$ 40.76	$ 37.84	$ 35.78
Forfeited or expired (in shares)	(300)	(7,400)	0
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)	$ 37.60	$ 41.70	$ 0
Outstanding at end of year (in shares)	357,254	284,591	273,039
Outstanding at end of year, Weighted Average Exercise Price (in dollars per share)	$ 50.18	$ 43.71	$ 41.19
Options and cash-settled SARs exercisable at year end (in shares)	159,560	151,695	122,932
Options and cash-settled SARs exercisable at year end, Weighted Average Exercise Price (in dollars per share)	$ 41.93	$ 40.89	$ 40.19